NON-CONTROLLING INTERESTS - Components of Distributions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of dividends [line items]
Dividends declared for the year ended	$ 87	$ 80	$ 176	$ 163
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of dividends [line items]
Dividends declared for the year ended	2	1	3	3
Incentive Distribution
Disclosure of dividends [line items]
Dividends declared for the year ended	15	12	31	25
Non-participating Noncontrolling Interests
Disclosure of dividends [line items]
Dividends declared for the year ended	17	13	34	28
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of dividends [line items]
Dividends declared for the year ended	$ 70	$ 67	$ 142	$ 135